OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018	Sep. 27, 2020	Aug. 29, 2020
Property, Plant and Equipment [Line Items]
Shipping and handling expenses		$ 12,600	$ 22,000		$ 27,700	$ 26,200
Advertising expenses		6,000	5,100		8,000	5,900
Expense related to profit sharing contributions		1,800	3,500		4,900	5,100
Matching contribution percentage				20.00%
Expenses recognized related to profit sharing contributions		600	1,100		1,400	1,300
Promotional program reserve	$ 26,000	17,600		$ 17,600	17,600
Retained Earnings (Accumulated Deficit)	$ (264,019)	(241,490)		(241,490)			$ (155,418)
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Retained Earnings (Accumulated Deficit)		(22,401)		(22,401)			(10,172)
Restated impact
Property, Plant and Equipment [Line Items]
Retained Earnings (Accumulated Deficit)		(219,089)		(219,089)			$ (145,246)	$ (5,600)
Additional Paid in Capital								$ 127,200
Health Insurance Product Line
Property, Plant and Equipment [Line Items]
Insurance expense		6,500	9,900		16,600	15,800
Self-insurance reserves		1,500		1,500	1,400
Automobile, General Liability And Workers' Compensation Insurance
Property, Plant and Equipment [Line Items]
Insurance expense		1,500	$ 6,500		9,000	$ 8,600
Self-insurance reserves		$ 5,000		$ 5,000	$ 5,700
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years			2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	20 years			20 years
Transportation Equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years			3 years
Transportation Equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years			10 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	8 years			8 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years			40 years